Derivative financial instruments - Summary of Derivative Financial Instruments (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020		Jun. 30, 2020		Jun. 30, 2019
Disclosure Of Detailed Information About Derivative Financial Instruments [line items]
Asset	£ 0.5	£ 0.3				£ 0.2
Current Liability	(0.2)	(0.1)	[1]	(1.2)	[1]	(2.0)
Non-current Liability						(0.1)
Total	0.3	0.2		(1.2)		(1.9)
Not Designated As Hedging Instrument [member] | At fair value [member]
Disclosure Of Detailed Information About Derivative Financial Instruments [line items]
Asset	0.2	0.1
Current Liability	(0.1)	(0.1)		(0.4)		(0.4)
Non-current Liability
Total	0.1			(0.4)		(0.4)
Designated As Hedging Instrument [member] | Forward contract [member]
Disclosure Of Detailed Information About Derivative Financial Instruments [line items]
Asset	0.3	0.2				0.2
Current Liability	(0.1)			(0.8)		(1.6)
Non-current Liability						(0.1)
Total	£ 0.2	£ 0.2		£ (0.8)		£ (1.5)

[1]	See note 1(d) for details related to the retrospective impact of a change in the Group’s accounting policy for cloud computing costs.